Label	Element	Value
Global Atlantic American Funds® Managed Risk Portfolio
Risk/Return:	rr_RiskReturnAbstract
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Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Selects Managed Risk Portfolio (formerly Global Atlantic BlackRock Global Allocation Managed Risk Portfolio)

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

Global Atlantic PIMCO Tactical Allocation Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

(each a “Portfolio”)

(each a series of Forethought Variable Insurance Trust)

Class II Shares

Supplement dated July 1, 2019

to the Prospectus and Summary Prospectuses dated May 1, 2019

Risk/Return [Heading]	rr_RiskReturnHeading	Global Atlantic American Funds® Managed Risk Portfolio
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Effective July 1, 2019, the benchmarks for the below referenced Portfolios are changed to the following:

Portfolio	New Benchmark
Global Atlantic American Funds® Managed Risk Portfolio	S&P Global LargeMidCap Managed Risk Index – Moderate Conservative
Global Atlantic Balanced Managed Risk Portfolio	S&P Global LargeMidCap Managed Risk Index - Conservative
Global Atlantic BlackRock Selects Managed Risk Portfolio	S&P Global LargeMidCap Managed Risk Index - Moderate Conservative
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	S&P 500 Managed Risk Index - Moderate
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	S&P Global LargeMidCap Managed Risk Index - Conservative
Global Atlantic Growth Managed Risk Portfolio	S&P Global LargeMidCap Managed Risk Index - Moderate Aggressive
Global Atlantic Moderate Growth Managed Risk Portfolio	S&P Global LargeMidCap Managed Risk Index - Moderate Conservative
Global Atlantic PIMCO Tactical Allocation Portfolio	S&P Global LargeMidCap Managed Risk Index - Moderate

Portfolio	New Benchmark
Global Atlantic Select Advisor Managed Risk Portfolio	S&P Global LargeMidCap Managed Risk Index - Moderate
Global Atlantic Wellington Research Managed Risk Portfolio	S&P 500 Managed Risk Index - Moderate Conservative

Global Atlantic Investment Advisors, LLC believes that the new benchmarks better reflect each Portfolio’s investment strategy.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this Supplement for future reference.